Right of Use Asset - Schedule of Right of Use Asset (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Right of Use Asset [Abstract]
Cost	$ 48,529	$ 50,063
Accumulated amortisation	(23,494)	(19,192)
Total	25,035	30,871
Balance at beginning of period	30,871
Additions		50,063
Amortisation	(5,098)	(19,359)
Foreign exchange	(738)	167
Balance at end of the period	$ 25,035	$ 30,871